Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Liquidity and Capital Resources (Textual)
Cssh	$ 42,845		$ 111,586
Working capital deficit	783,788		649,203
Net loss	(406,945)	$ (126,630)	(1,393,544)	$ (662,297)
Cash used in operating activities	(113,741)	$ (28,201)	(131,092)	$ (54,660)
Accrued payroll and other expenses	$ 657,229		$ 610,976